Restructure - Summary of Restructuring Costs (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Restructuring And Related Activities [Abstract]
Restructuring Costs, Total estimated costs	$ 2,206
Restructuring Costs, Amounts settled to date	(708)
Restructuring Costs, Accrued at December 31,2016	$ 1,498